Commitments and Contingencies (Details Narrative) - USD ($)						1 Months Ended				9 Months Ended	12 Months Ended
	Aug. 01, 2022	Oct. 02, 2021	Sep. 09, 2021	Jan. 01, 2021	Jan. 01, 2020	Dec. 31, 2020	May 31, 2019	Sep. 30, 2018	Jul. 31, 2017	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares granted										367,500	511,764	267,143
Total order costs to purchase equipment and molds										$ 239,664	$ 120,000
Progress payments										111,013	$ 40,000
Alan Blackman [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued bonus													$ 250,000
Consulting Agreement [Member] | Barry Berler [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Consulting fees per month				$ 18,000	$ 15,000				$ 4,500
Agreement terms									The agreement was a five-year agreement (“Agreement”), which provided that the consulting fee increases to $5,500 per month over a two-year period. The Consulting agreement was assumed by the Company in December 2017 and services under the agreement began in April 2018. Subsequent to April 2018, the Agreement has been amended to provide for additional services being performed. Effective January 1, 2020, consulting fees were $15,000 per month. The Agreement, which expires May 31, 2024, provides for cancellation by the Company with six-months’ notice
Annual bonus				$ 216,000
Shares granted				38,571
Stock options price per share				$ 7.00
Stock options vesting period				3 years
Consulting Agreement [Member] | Alan Blackman [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Annual bonus						$ 216,000
Shares granted						38,571
Stock options price per share						$ 7.00						$ 7.00
Stock options vesting period						3 years
Compensation per month						$ 18,000
Royalty Agreement [Member] | Barry Berler [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Royalty percentage							2.00%	2.00%	4.00%
Single payment obligation								$ 500,000
Employment Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares granted			114,286
Stock options price per share			$ 7.00
Stock options vesting period			36 months
Annual compensation			$ 270,000							225,000
Stock options vesting percentage			25.00%
Annual salary	$ 256,000
Payment for incentive fee										$ 18,750
Engagement Agreement [Member] | Aegis Capital Corp. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement terms		The agreement contemplates that (subject to execution of an underwriting agreement for the offering) Aegis would be entitled to an 8% underwriting discount, a 1% non-accountable expense allowance, reimbursement of certain expenses, and warrants to purchase 5% of the number of shares of common stock sold in the offering, with an exercise price equal to 125% of the public offering price and a term of four years and six months commencing six months from the closing of the offering. The agreement has a termination date of twelve months from the date thereof or upon completion of the proposed offering